SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18. SUBSEQUENT EVENT

In September 2012, Chevron gave six months binding notice of termination of the bareboat charter for the Ulysses, which is the vessel owned by IOM I-B. The termination took effect on March 15, 2013 at which time the Ulysses commenced trading in the spot market.